Note 46 Provisions or reversal of provisions (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions		€ 61	€ 210	€ 213
Commitments And Guarantees Given		8	192	96
Pending Legal Issues And Tax Litigation		135	208	171
Other provisions	[1]	814	136	133
Provisions or reversal of provisions		€ 1,018	€ 746	€ 614

[1]	(*) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).